Equity (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Aug. 31, 2023	May 03, 2022	Jun. 15, 2021	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	Feb. 17, 2021	Feb. 10, 2021	Mar. 03, 2020
Equity (Details) [Line Items]
Settlement of arbitration related, description				the Secretariat of the International Court of Arbitration for the International Chamber of Commerce issued a final award to Samsung Electronics Co., Ltd. (“Samsung”) that constituted the final decision on the Group’s dispute with Samsung over a sales contract. The court order required the Group to pay to Samsung total payments of $4,650 including: i) $4,280 as the “Principal Amount”, plus (ii) accrued interest of $370 computed from March 31, 2019 on the outstanding balance of the Principal Amount at a simple interest rate of 9% per annum (together with the Principal Amount, collectively referred to as the “Settlement Payment”). On April 26, 2019, the Group entered into a settlement agreement with Samsung according to which, the Group shall pay the full and total amount of the Settlement Payment in equal monthly installments over a period of twenty-four months beginning on March 31, 2019. In addition, a total of 11,509 ordinary shares were issued to Samsung as escrow shares in the year 2019 as security for the payments. The Group recorded the fair value of the shares issued in an aggregate of $6,401 in additional paid-in capital, with a corresponding amount included in subscription receivable. Due to cash constraints, particularly due to the COVID-19 pandemic, the Group has not made monthly installments to Samsung since the fourth quarter of 2019, and Samsung has not pursued alternative means of repayment from the Group.In April 2022, the Group executed a settlement agreement with Samsung regarding the payments. The total amount of principal and accrued interest as of the end of May 2022 is approximately $4.4 million less $1.6 million paid in cash on May 27, 2022, equaling a net amount of approximately $2.8 million. According to the agreement, the Group shall pay the full and total amount of the payments in equal monthly installments over a period of eighteen months beginning on July 2022. In addition, 83,633 and 443,294 ordinary shares were issued to Samsung as escrow shares as security for the payments during the year ended December 31, 2022 and 2023, respectively. The Group recorded the fair value of the shares issued in an aggregate of $2,760 and $1,321 in additional paid-in capital during the year ended December 31, 2022 and 2023, respectively, with a corresponding amount included in subscription receivable.The Group had been making monthly payments to Samsung and the entire amount including accrued interest was paid off as of March 7, 2024. In March 2024, the Group cancelled all the ordinary shares issued to Samsung held in escrow as the Group fully paid off the balance due to Samsung. Total of 538,437 ordinary shares have been cancelled by the Company in March 2024.
Balance due amount				$ 4,100
Converted balance owed amount	$ 1,750
Converted price per share (in Dollars per share)	$ 2.04
Issuance of ordinary shares (in Shares)	771,605
Gain on debt settlement				176		$ 217		$ (17,199)
Purchase				$ 18,000						$ 17,870
Sale of common shares (in Shares)				28,866,017	[1]	4,765,219	[1]			118,373
Settlement of debt			$ 1,000					16,580	$ 1,270
Ordinary shares issued (in Shares)				18,275					7,848
Debt								19,140
Principal loan amount											$ 1,000
Interest rate											12.00%
Loan principal with shares (in Shares)			8,267
Loss on debt settlement								619
Loans		$ 1,250		$ 13,463		$ 3,669
Shares issued (in Shares)		28,247
Debt settlements		$ 217
Released shares (in Shares)			20,833
Payment of loan principal amount			$ 1,000
Loan principal shares (in Shares)			8,267
Recorded loss								619
Aggregate purchase price				$ 392
Capital amount						$ 437		$ 297
Issuance of Ordinary Shares [Member]
Equity (Details) [Line Items]
Repurchase of ordinary shares (in Shares)				166,667
Share Purchase Agreement [Member]
Equity (Details) [Line Items]
Investment agreement, description				the Group entered into a Share Purchase Agreement (“Purchase Agreement”) with Shanghai KADI Machinery Technology Co., Ltd. (“KADI SH”), KADI Technologies Limited (“KADI HK”) (collectively, “KADI”) and Lin Hu and Shou Huajun, the sole shareholders of KADI SH and KADI HK (the “KADI’s Selling Shareholders”), for the purchase of 60% of the issued and outstanding ordinary shares of KADI SH (“KADI SH Shares”) and 60% of the issued and outstanding ordinary shares of KADI HK (“KADI HK Shares”, together with the KADI SH Shares, the “KADI Shares”). The transaction with KADI consists of total cash consideration of $4,600 in installments and share consideration equivalent to $9,750 in installments upon achievement of earn-outs by KADI SH from 2018 to 2021. As of December 31, 2018, $600 was prepaid to KADI SH, which was included in prepaid and other current assets in 2018 and written off in 2019. The transaction did not close as of December 31, 2019 due to KADI not able to present audited financial statements as required by the earn-out provisions of the agreement and that KADI has not performed the ownership change registration at the local jurisdiction. Although KADI was not able to present audited financial statements as required by the earn-out provisions of the agreement and has not performed the ownership change registration, 8,503 of Borqs’ ordinary shares were issued to KADI on January 9, 2019, for which the Group recorded the fair value of these shares in an aggregate of $5,217 in additional paid-in capital, with a corresponding amount included in subscription receivable. As a result, future capital commitments for KADI has been voided due to KADI’s breach of provisions of the agreements. The Group is in negotiation with KADI for a reduced ownership of KADI or a recission of the acquisition.
KADI Agreement [Member]
Equity (Details) [Line Items]
Investment agreement, description				i) a payment of $600 in cash previously paid to KADI, ii) the return of 8,503 ordinary shares of Borqs previously issued to the owners of KADI, and iii) payment in cash for loss of profit from KADI’s projected business in the amount of $5.3 million. As of the filing of this annual report, the arbitration is in its initial stages and there is no assurance that the outcome of the proceedings will be in favor of Borqs.
Equity Financing Agreement [Member]
Equity (Details) [Line Items]
Equity financing agreement, description				the Group entered into an equity financing agreement with Chongqing Youtong owned by the Chongqing Government in the PRC. According to the agreement, Chongqing Youtong purchased 9.9 % equity interest of the Company equivalent to 19,449 ordinary shares with a total purchase consideration of $13,865 on May 16, 2019, for which 75% of the total purchase consideration amounting to $10,399 in cash was received. The remaining 25% of the total purchase consideration amounting to $3,466 will be contributed in the form of real property and equipment (the “Property Investment”) by Chongqing Youtong within six months from May 16, 2019 the date that the cash investment portion was completed. In May 2019, 19,449 shares were issued and $10,399 in cash was received by the Group. However, the Property Investment has not yet been completed.In February 2023, the Group entered into a settlement agreement with Chongqing Youtong on the settlement of the equity financing. For the cash consideration with the amount of $10,399, the Group agreed to repay Chongqing Youtong the principal plus 8% annually interest with its ordinary shares. Besides, both parties agreed to not proceed with the remainder 25% investment and the related previous issued 4,862 shares will not withdraw. As a result, to compensate Youtong’s investment loss from the share price decline, the Group issued additional 4,668,704 ordinary shares in February 2023 equal to approximately $13.46 million including interest expense from May 2019 to February 2023, with annual interest rate of 8%.By entering into the agreement not to proceed with the remainder 25% investment in the form of real property and equipment, the amount of $3,669 was released from subscriptions receivable, and was recognized as loss related to equity financing for the year ended December 31, 2022. Loss related to equity financing recognized during the year ended December 31, 2023 was $14.16 million, which included the cash consideration of $10,399 and interest expense from May 2019 to December 2023 with annual interest rate of 8%.
AWP [Member]
Equity (Details) [Line Items]
Loan principal payment			$ 2,461
Restricted Ordinary Shares [Member]
Equity (Details) [Line Items]
Ordinary shares issued (in Shares)			12,566
American West Pacific International Investment Corporation [Member]
Equity (Details) [Line Items]
Collateral restricted ordinary shares (in Shares)				20,833
Collateral restricted ordinary shares, description				The Group has been offered a term loan for 6 months with interest at 12% per annum. According to the agreement, the Group issued 20,833 restricted ordinary shares to be held in escrow at Continental Stock Transfer & Trust Company as collateral. The Group recorded the fair value of the shares issued in an aggregate of $4,080 in additional paid-in capital, with a corresponding amount included in subscription receivable.

[1]	Giving retroactive effect to the one-for-sixteen reverse split on June 27, 2022 and one-for-twelve reverse split on October 10, 2023